AVAILABLE-FOR-SALE - MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2014
AVAILABLE-FOR-SALE - MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE - MARKETABLE SECURITIES

NOTE 5 -    AVAILABLE-FOR-SALE - MARKETABLE SECURITIES

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Fair Value
Available-for-sale:
Money Market	$1,136	$-	$1,136

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Fair Value
Available-for-sale:
Money Market	$1,136	$-	$1,136